Capital and Funding - Summary of Share Capital (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2019 £ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares
Disclosure of classes of share capital [line items]
Description of conversion of currency	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Par value per share | £ / shares			£ 0.0311	£ 0.0311		£ 0.0311
Cancellation of shares	18,660,634	122,965,077
Conversion rate for ordinary shares nominal value | € / shares	€ 5.143
Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 0.16	€ 0.16			€ 0.16
Number of authorised shares	3,000,000,000	3,000,000,000	3,000,000,000	3,000,000,000
Cancellation of shares	254,012,896
Ordinary Shares [member] | Unilever PLC [member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 0.031	€ 0.0311
Number of shares issued	1,168,530,650	1,187,191,284	1,168,530,650	1,187,191,284
Ordinary Shares [member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 0.16	€ 0.16
Number of shares issued	1,460,714,804	1,714,727,700	1,460,714,804	1,714,727,700
Ordinary Special Shares [member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 428.57	€ 428.57
Deferred Stock [Member] | Unilever PLC [member]
Disclosure of classes of share capital [line items]
Par value per share | £ / shares			£ 1	£ 1
Number of shares issued	100,000	100,000	100,000	100,000
Special Shares [Member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,400	2,400	2,400	2,400